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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-22015

NCM Capital Investment Trust

(Exact name of registrant as specified in charter)

2634 Durham-Chapel Hill Blvd., Suite 206 Durham, North Carolina	27707
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC       225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (919) 294-2000

Date of fiscal year end:         February 28, 2011

Date of reporting period:       February 28, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

NCM Capital Investment Trust NCM Capital Mid-Cap Growth Fund

Annual Report February 28, 2011

Investment Adviser	Administrator
NCM Capital Advisers, Inc.	Ultimus Fund Solutions, LLC
2634 Durham-Chapel Hill Boulevard	P.O. Box 46707
Suite 206	Cincinnati, Ohio 45246-0707
Durham, North Carolina 27707	1-866-515-4626

February 28, 2011

General Market Overview

The Russell Midcap Growth Index was up +33.1% for the twelve months ended February 28, 2011.

As measured by the Russell Indexes, mid-cap stocks as a group outperformed large-cap stocks but underperformed small-cap stocks during the period and the growth style beat value stocks across all capitalization ranges.

Within the Russell Midcap Growth Index, all ten economic sectors rose during the period.  Consumer Discretionary stocks (+39.1%) were the best performers, followed by Information Technology (+37.2%), and Industrials (+35.3%).  Utilities (+5.1%) were the worst performing sector, and the only one to post single digit returns.

Fund Highlights

The NCM Capital Mid-Cap Growth Fund (the “Fund”) generated a return of +31.9% during the twelve months ended February 28, 2011, underperforming its benchmark, the Russell Midcap Growth Index, which rose +33.1%.  Positive stock selection was more than offset by negative sector selection in the period, primarily caused by the Fund’s cash position.  The Fund holds cash for liquidity needs; this can be a significant drag on performance when we experience such strong returns as in the prior twelve months.  The Fund generated positive security selection in five of the ten economic sectors.

During the period, security selection was strongest in the Health Care, Materials and Industrials sectors.  Medicis Pharmaceutical (+39.3%) and Universal Health Services (+47.9%) were the leaders in the Health Care sector.  CF Industries (+78.3%) and Cliffs Natural Resources (+66.5%) led the Materials performance, as Esterline Technologies (+73.9%) did in Industrials.  Other star performers included Cypress Semiconductor (+57.0%), Kirby (+67.7%), and CarMax (+61.7%).

The Consumer Staples, Financials, and Information Technology sectors had the worst security selection during the period.  Avon Products (-5.3%) was the biggest detractor from performance in the Consumer Staples sector.  Lazard (-27.7%), Digital Realty Trust (-0.9%), and Lincoln National (+0.2%) hurt the Fund in the Financials sector, and Equinix (-6.2%), NVIDIA (-31.4%) and LogMeIn (-23.5%) in the Information Technology sector.  Other laggards included DeVry (-13.7%), Kohl’s (+0.1%), and John Wiley & Sons (+15.6%).

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please call 1-866-515-4626 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

NCM Capital Mid-Cap Growth Fund

Comparison of the Change in Value of a $10,000 Investment in
NCM Capital Mid-Cap Growth Fund and the Russell Midcap® Growth Index

Average Annual Total Returns (a) (for periods ended February 28, 2011)
	1 Year	Since Inception (b)
NCM Capital Mid-Cap Growth Fund	31.91%	0.57%
Russell Midcap® Growth Index	33.09%	1.77%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes dividends or distributions, if any, are reinvested in shares of the Fund.  The total returns in the graph and chart above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Initial public offering of shares was July 6, 2007.

NCM Capital Mid-Cap Growth Fund
Sector Diversification (% of Net Assets)
February 28, 2011 (Unaudited)

30.0%
25.0%
20.0%
15.0%
10.0%
5.0%
0.0%
19.3%
2.3%
7.2%
8.7%
12.0%
15.0%
24.8%
7.6%
1.2%
0.0%
1.9%
Consumer Discretionary
Consumer Staples
Energy
Financials
Health Care
Industrials
Information Technology
Materials
Telecommunication Services
Utilities
Cash Equivalents

NCM Capital Mid-Cap Growth Fund
Top 10 Equity Holdings
February 28, 2011 (Unaudited)

Security Description	% of Net Assets
Esterline Technologies Corp.	3.0%
Manpower, Inc.	3.0%
Crane Co.	3.0%
Kirby Corp.	2.9%
CarMax, Inc.	2.8%
Cliffs Natural Resources, Inc.	2.7%
Ross Stores, Inc.	2.6%
John Wiley & Sons, Inc. - Class A	2.6%
Invesco Ltd.	2.5%
TD Ameritrade Holding Corp.	2.4%

NCM Capital Mid-Cap Growth Fund
Schedule of Investments
February 28, 2011
Common Stocks — 98.1%	Shares	Value

Consumer Discretionary — 19.3%
Diversified Consumer Services — 0.9%
DeVry, Inc.	174	$9,440

Hotels, Restaurants & Leisure — 4.0%
Darden Restaurants, Inc.	438	20,643
Marriott International, Inc. - Class A	497	19,487
		40,130
Household Durables — 1.4%
Fortune Brands, Inc.	229	14,166

Internet & Catalog Retail — 2.1%
priceline.com, Inc. (a)	47	21,332

Media — 2.6%
John Wiley & Sons, Inc. - Class A	535	25,578

Multiline Retail — 1.7%
Kohl's Corp. (a)	317	17,083

Specialty Retail — 6.6%
AutoZone, Inc. (a)	46	11,866
CarMax, Inc. (a)	802	28,367
Ross Stores, Inc.	363	26,151
		66,384
Consumer Staples — 2.3%
Beverages — 1.1%
Dr Pepper Snapple Group, Inc.	305	10,998

Food Products — 1.2%
H.J. Heinz Co.	241	12,103

Energy — 7.2%
Energy Equipment & Services — 4.5%
Helmerich & Payne, Inc.	222	14,428
Oil States International, Inc. (a)	207	15,068
Weatherford International Ltd. (a)	630	15,233
		44,729
Oil, Gas & Consumable Fuels — 2.7%
Arch Coal, Inc.	383	12,842
Williams Cos., Inc. (The)	470	14,269
		27,111

NCM Capital Mid-Cap Growth Fund
Schedule of Investments (Continued)
Common Stocks — 98.1% (Continued)	Shares	Value

Financials — 8.7%
Capital Markets — 4.9%
Invesco Ltd.	932	$25,015
TD Ameritrade Holding Corp.	1,115	24,307
		49,322
Insurance — 1.8%
Lincoln National Corp.	574	18,207

Real Estate Investment Trusts (REITs) — 2.0%
Digital Realty Trust, Inc.	330	19,411

Health Care — 12.0%
Biotechnology — 1.4%
United Therapeutics Corp. (a)	203	13,688

Health Care Equipment — 1.5%
Kinetic Concepts, Inc. (a)	308	15,083

Health Care Providers & Services — 3.4%
DaVita, Inc. (a)	235	18,652
Universal Health Services, Inc. - Class B	334	15,267
		33,919
Pharmaceuticals — 5.7%
Endo Pharmaceuticals Holdings, Inc. (a)	551	19,571
Hospira, Inc. (a)	402	21,246
Medicis Pharmaceutical Corp. - Class A	262	8,408
Watson Pharmaceuticals, Inc. (a)	145	8,118
		57,343
Industrials — 15.0%
Aerospace & Defense — 3.9%
Esterline Technologies Corp. (a)	419	29,988
Triumph Group, Inc.	104	9,005
		38,993
Machinery — 3.0%
Crane Co.	628	29,667

Marine — 2.9%
Kirby Corp. (a)	522	28,887

Professional Services — 5.2%
IHS, Inc. - Class A (a)	273	22,850
Manpower, Inc.	472	29,972
		52,822

NCM Capital Mid-Cap Growth Fund
Schedule of Investments (Continued)
Common Stocks — 98.1% (Continued)	Shares	Value

Information Technology — 24.8%
Communications Equipment — 3.5%
Blue Coat Systems, Inc. (a)	630	$17,728
Plantronics, Inc.	498	17,375
		35,103
Computers & Peripherals — 1.8%
NetApp, Inc. (a)	343	17,720

Internet Software & Services — 3.4%
LogMeIn, Inc. (a)	394	14,140
Monster Worldwide, Inc. (a)	1,145	19,637
		33,777
Semiconductors & Semiconductor Equipment — 8.5%
Cree, Inc. (a)	362	19,066
Cypress Semiconductor Corp. (a)	708	14,840
Marvell Technology Group Ltd. (a)	928	16,964
PMC-Sierra, Inc. (a)	2,243	17,720
Varian Semiconductor Equipment Associates, Inc. (a)	349	16,651
		85,241
Software — 7.6%
Autodesk, Inc. (a)	355	14,928
Citrix Systems, Inc. (a)	157	11,015
Nuance Communications, Inc. (a)	1,085	20,246
Parametric Technology Corp. (a)	871	20,643
salesforce.com, inc. (a)	75	9,920
		76,752
Materials — 7.6%
Chemicals — 2.6%
CF Industries Holdings, Inc.	20	2,826
Eastman Chemical Co.	248	23,166
		25,992
Containers & Packaging — 1.5%
Crown Holdings, Inc. (a)	261	10,043
Owens-Illinois, Inc. (a)	165	5,031
		15,074
Metals & Mining — 2.7%
Cliffs Natural Resources, Inc.	283	27,471

Paper & Forest Products — 0.8%
International Paper Co.	271	7,528

NCM Capital Mid-Cap Growth Fund
Schedule of Investments (Continued)
Common Stocks — 98.1% (Continued)	Shares	Value

Telecommunication Services — 1.2%
Wire Telecommunication Services — 1.2%
Leap Wireless International, Inc. (a)	977	$11,939

Total Common Stocks (Cost $812,345)		$982,993

Money Market Funds — 2.4%	Shares	Value

Fidelity Institutional Money Market Government Portfolio - Class I,
0.01% (b) (Cost $24,487)	24,487	$24,487

Total Investments at Value — 100.5% (Cost $836,832)		$1,007,480

Liabilities in Excess of Other Assets — (0.5%)		(5,359)

Net Assets — 100.0%		$1,002,121

(a)	Non-income producing.
(b)	Rate shown is the 7-day effective yield at February 28, 2011.

See accompanying notes to financial statements.

NCM Capital Mid-Cap Growth Fund
Statement of Assets and Liabilities
February 28, 2011
ASSETS
Investments in securities:
At acquisition cost	$836,832
At value (Note 1)	$1,007,480
Dividends receivable	716
Receivable for investment securities sold	50,717
Other assets	4,385
TOTAL ASSETS	1,063,298

LIABILITIES
Payable for investment securities purchased	37,605
Payable to Advisor (Note 4)	1,176
Payable to administrator (Note 4)	4,830
Accrued distribution and service plan fees (Note 4)	91
Other accrued expenses	17,475
TOTAL LIABILITIES	61,177

NET ASSETS	$1,002,121

Net assets consist of:
Paid-in capital	$861,106
Accumulated net realized losses from security transactions	(29,633)
Net unrealized appreciation on investments	170,648

NET ASSETS	$1,002,121

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	98,139

Net asset value, offering price and redemption price per share (Note 1)	$10.21

See accompanying notes to financial statements.

NCM Capital Mid-Cap Growth Fund
Statement of Operations
For the Year Ended February 28, 2011
INVESTMENT INCOME
Dividends	$6,024

EXPENSES
Professional fees	41,281
Fund accounting fees (Note 4)	24,309
Administration fees (Note 4)	19,400
Transfer agent fees (Note 4)	12,000
Trustees' fees and expenses (Note 3)	10,077
Custodian and bank service fees	9,150
Registration fees	8,479
Postage and supplies	7,673
Insurance expense	6,547
Investment advisory fees (Note 4)	5,986
Distribution and service plan fees (Note 4)	1,761
Other expenses	11,947
TOTAL EXPENSES	158,610
Less fees waived and expenses reimbursed by the Adviser (Note 4)	(147,694)
NET EXPENSES	10,916

NET INVESTMENT LOSS	(4,892)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions	119,713
Net change in unrealized appreciation/depreciation on investments	92,116
NET REALIZED AND UNREALIZED GAINS
ON INVESTMENTS	211,829

NET INCREASE IN NET ASSETS FROM OPERATIONS	$206,937

See accompanying notes to financial statements.

NCM Capital Mid-Cap Growth Fund
Statements of Changes in Net Assets
	Year	Year
	Ended	Ended
	February 28,	February 28,
	2011	2010
FROM OPERATIONS
Net investment loss	$(4,892)	$(2,929)
Net realized gains (losses) from security transactions	119,713	(31,970)
Net change in unrealized appreciation/depreciation on investments	92,116	231,887
Net increase in net assets from operations	206,937	196,988

FROM CAPITAL SHARE TRANSACTIONS (Note 1)
NO LOAD CLASS SHARES
Proceeds from shares sold	259,753	210,099
Payments for shares redeemed	(26,016)	(74,546)
Net increase in net assets from No Load Shares capital share transactions	233,737	135,553

INVESTOR CLASS SHARES
Payments for shares redeemed	-	(15,303)
Decrease in net assets from Investor Shares capital share transactions	-	(15,303)

RETAIL CLASS SHARES
Payments for shares redeemed	-	(55,582)
Decrease in net assets from Retail Shares capital share transactions	-	(55,582)

TOTAL INCREASE IN NET ASSETS	440,674	261,656

NET ASSETS
Beginning of year	561,447	299,791
End of year	$1,002,121	$561,447

ACCUMULATED NET INVESTMENT LOSS	$-	$-

SUMMARY OF CAPITAL SHARE ACTIVITY (Note 1)
NO LOAD CLASS SHARES
Shares sold	28,672	29,805
Shares redeemed	(3,038)	(9,792)
Net increase in shares outstanding	25,634	20,013
Shares outstanding, beginning of year	72,505	52,492
Shares outstanding, end of year	98,139	72,505

INVESTOR CLASS SHARES
Shares redeemed	-	(2,000)
Decrease in shares outstanding	-	(2,000)
Shares outstanding, beginning of year	-	2,000
Shares outstanding, end of year	-	-

RETAIL CLASS SHARES
Shares redeemed	-	(7,263)
Decrease in shares outstanding	-	(7,263)
Shares outstanding, beginning of year	-	7,263
Shares outstanding, end of year	-	-

See accompanying notes to financial statements.

NCM Capital Mid-Cap Growth Fund (a)
Financial Highlights
Per share data for a share outstanding throughout each period:
						Period
						Ended
	Years Ended February 28,					February 29,
	2011		2010		2009	2008 (b)

Net asset value at beginning of period	$7.74		$4.86		$9.01	$10.00

Income (loss) from investment operations:
Net investment loss	(0.05)		(0.04)		(0.03)	(0.04)
Net realized and unrealized gains (losses)
on investments	2.52		2.92		(4.12)	(0.95)
Total from investment operations	2.47		2.88		(4.15)	(0.99)

Net asset value at end of period	$10.21		$7.74		$4.86	$9.01

Total return (c)	31.91%		59.26%		(46.06% )	(9.90% )	(d)

Net assets at end of period (000's)	$1,002		$561		$255	$449

Ratio of total expenses to average net assets (e)	22.48%		50.72%		61.45%	59.10%	(f)

Ratio of net expenses to average net assets (Note 4)	1.55%		1.55%		1.55%	1.55%	(f)

Ratio of net investment loss to average net assets	(0.69%	)	(0.62%	)	(0.48% )	(0.88% )	(f)

Portfolio turnover rate	109%		94%		128%	60%	(d)

(a)	Prior to November 16, 2009, known as NCM Capital Mid-Cap Growth Fund - No Load Class (Note 1).

(b)	Represents the period from the initial public offering of shares (July 6, 2007) to February 29, 2008.

(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Fund.  Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Ratios were determined based on expenses prior to any waivers of advisory fees by the Adviser and/or expense reimbursements (Note 4).

(f)	Annualized.

See accompanying notes to financial statements.

NCM Capital Mid-Cap Growth Fund
Notes to Financial Statements
February 28, 2011

1.	Organization and Significant Accounting Policies

NCM Capital Mid-Cap Growth Fund (the “Fund”) is a diversified series of NCM Capital Investment Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust and registered under the Investment Company Act of 1940.

The Fund commenced operations on July 6, 2007. The investment objective of the Fund is to seek long-term capital appreciation by investing primarily in equity securities of medium-capitalization (“mid-cap”) U.S. companies. The Fund considers a mid-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $1 billion to $12 billion.

The Fund currently offers one class of shares, previously referred to as No Load Class shares.  Prior to November 16, 2009, the Fund also offered Retail Class shares and Investor Class shares. On November 16, 2009, both the Retail Class shares and the Investor Class shares were converted at net asset value to No Load Class shares.

Securities valuation – The Fund’s investments in securities are carried at value.  Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange and which are not traded on the valuation date are valued at the last quoted bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities for which market quotations are readily available are valued at the last quoted sales price, if available, at the time of valuation, otherwise at the last quoted bid price.  Securities for which no current reliable market quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trust’s Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures and the fair value price may differ substantially from the price at which the security may ultimately be traded or sold.  The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

NCM Capital Mid-Cap Growth Fund
Notes to Financial Statements (Continued)

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2011 by security type:

	Level 1	Level 2	Level 3	Total

Common Stocks	$982,993	$-	$-	$982,993
Money Market Funds	24,487	-	-	24,487
Total	$1,007,480	$-	$-	$1,007,480

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

During the year ended February 28, 2011, the Fund did not have any significant transfers in and out of Level 1 or Level 2.  The Fund did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended or as of February 28, 2011.

Share valuation – The net asset value per share of the Fund is calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business.  The net asset value of the Fund’s shares is calculated by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding.  The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Security transactions and investment income – Security transactions are accounted for on trade date.  Cost of securities sold is determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date.

Distributions to shareholders – Distributions arising from net investment income and net capital gains, if any, are generally declared and paid at least annually.  The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations, which may differ from GAAP, and are recorded on the ex-dividend date.  There were no distributions to shareholders during the years ended February 28, 2011 and 2010.

NCM Capital Mid-Cap Growth Fund
Notes to Financial Statements (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – It is the Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2011:

Cost of portfolio investments	$840,325
Gross unrealized appreciation	$178,802
Gross unrealized depreciation	(11,647)
Net unrealized appreciation	$167,155
Capital loss carryforward	(26,140)
Accumulated earnings	$141,015

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

During the year ended February 28, 2011, the Fund utilized capital loss carryforwards of $119,067 to offset current year realized gains.

As of February 28, 2011, the Fund had the following capital loss carryforward for federal income tax purposes:

Amount	Expires February 28,
$26,140	2018

This capital loss carryforward may be utilized in future years to offset net realized capital gains, if any, prior to distribution to shareholders.

NCM Capital Mid-Cap Growth Fund
Notes to Financial Statements (Continued)

During the year ended February 28, 2011, the Fund reclassified $4,892 of net investment loss against paid-in capital on the Statement of Assets and Liabilities.  Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or net asset value per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is "more-likely-than-not" to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

2.	Investment Transactions

During the year ended February 28, 2011, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $968,537 and $742,789, respectively.

3.	Trustees and Officers

Certain Trustees and officers of the Trust are affiliated with NCM Capital Advisers, Inc. (the “Adviser”), the investment adviser to the Fund, or with Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (“UFD”), the Fund’s principal underwriter.

Each Trustee of the Trust who is not affiliated with the Adviser receives an annual retainer of $4,000.  In addition, the Fund pays each such non-interested Trustee $250 for each Board meeting attended in person and $100 for each Board meeting attended by telephone.

4.	Transactions with Affiliates and Service Providers

INVESTMENT ADVISORY AGREEMENT
Under the terms of the Investment Advisory Agreement between the Trust and the Adviser, the Adviser serves as the investment adviser to the Fund.  For its services, the Adviser receives monthly compensation based on the Fund’s average daily net assets at the annual rate of 0.85% on the first $250 million, 0.75% on the next $500 million, and 0.65% on net assets over $750 million.

Pursuant to an Expense Limitation Agreement, the Adviser has agreed to waive its advisory fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, extraordinary expenses, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.30% of its average daily net assets.  The Expense Limitation Agreement cannot be terminated prior to July 1, 2011 without the approval of the Board of Trustees of the Trust.  During the year ended February 28, 2011, the Adviser waived all of its investment advisory fees in the amount of $5,986 and reimbursed $141,708 of other operating expenses.

NCM Capital Mid-Cap Growth Fund
Notes to Financial Statements (Continued)

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust dated December 18, 2009, Ultimus provides non-investment related administrative services to the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission (the “SEC”) and state securities commissions, and materials for meetings of the Board.  For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund’s average daily net assets up to $50 million, 0.125% of such assets from $50 million to $100 million, 0.10% of such assets from $100 million to $250 million, 0.075% of such assets from $250 million to $500 million and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000.  The foregoing fee was discounted 20% during the first year of the Administration Agreement and is being discounted 15% during the second year of such Agreement.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust dated December 18, 2009, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund.  For these services, the Fund pays Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of the Fund’s average daily net assets and 0.005% of such assets in excess of $500 million.  The foregoing fee was discounted 20% during the first year of the Fund Accounting Agreement and is being discounted 15% during the second year of such Agreement.  In addition, the Fund pays all costs of external pricing services.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust dated December 18, 2009, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder services functions.  For these services, Ultimus receives a fee, payable monthly, at an annual rate of $20 per shareholder account; provided, however, that the minimum monthly fee for the Fund is $1,000 if the Fund has 25 accounts or less, $1,250 if the Fund has more than 25 accounts but less than 100 accounts and $1,500 per month if the Fund has 100 accounts or more.  In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage and supplies.

DISTRIBUTION AND SERVICE FEES
The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”), pursuant to which the Fund may incur certain costs for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund’s average daily net assets.  During the year ended February 28, 2011, the Fund incurred $1,761 of distribution and service fees under the Rule 12b-1 Plan.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund.  UFD receives $6,000 annually from the Fund for acting as principal underwriter.

NCM Capital Mid-Cap Growth Fund
Notes to Financial Statements (Continued)

5.	Contingencies and Commitments

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

6.	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

7.	Recent Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2010. Management has determined that ASU No. 2010-06 has no impact on these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of NCM Capital Investment Trust
and the Shareholders of NCM Capital Mid-Cap Growth Fund

We have audited the accompanying statement of assets and liabilities of NCM Capital Mid-Cap Growth Fund, a series of shares of beneficial interest of NCM Capital Investment Trust, including the schedule of investments, as of February 28, 2011, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from July 6, 2007 (commencement of operations) through February 29, 2008.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of February 28, 2011 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of NCM Capital Mid-Cap Growth Fund as of February 28, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from July 6, 2007 through February 29, 2008, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
April 19, 2011

NCM Capital Mid-Cap Growth Fund
About Your Fund’s Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment.  As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution fees and other Fund expenses.  The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The expenses in the tables that follow are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (September 1, 2010) and held until the end of the period (February 28, 2011).

The table that follows illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds.  It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return.  You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

NCM Capital Mid-Cap Growth Fund
About Your Fund’s Expenses (Unaudited) (Continued)

More information about the Fund’s expenses, including historical annual expense ratios, can be found in this report.  For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value Sept. 1, 2010	Ending Account Value Feb. 28, 2011	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,326.00	$8.94
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.11	$7.75

* Expenses are equal to the Fund’s annualized expense ratio of 1.55% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Other Information (Unaudited)

The Trust files a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q.  The filings are available free of charge, upon request, by calling the Trust toll free at 1-866-515-4626.  Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-866-515-4626, or on the SEC’s website at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling the Trust toll-free at 1-866-515-4626, or on the SEC’s website at http://www.sec.gov.

NCM Capital Mid-Cap Growth Fund
Board of Trustees and Executive Officers (Unaudited)

The Board of Trustees has overall responsibility for management of the Trust's affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal.  The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.  The officers have been elected for an annual term.  The following are the Trustees and executive officers of the Trust:

Name, Age and Address	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES
Genevia Gee Fulbright (age 48) P.O. Box 13156 RTP, NC 27709-3156	Trustee	Since 4/2007	President and COO, Fulbright & Fulbright, CPA, PA since 2006; previously Vice-President 1992-2006.	1	None
Samuel A. Young (age 62) 1403 Cascade Park Drive Atlanta, GA 30331	Trustee	Since 4/2007	President and CEO, Phoenix Educational Marketing, LLC since 2005.	1	None
INTERESTED TRUSTEE*
Maceo K. Sloan** (age 61) 2634 Durham-Chapel Hill Blvd Suite 206 Durham, NC 27707	Chairman, President, and Principal Executive Officer	Since 4/2007	Chairman and CEO, NCM Capital Advisers, Inc. since 2003; Chairman, President, and CEO, Sloan Financial Group, Inc. since 1991; Chairman, CEO, and CIO, NCM Capital Management Group, Inc. since 1991.	1	Independent Trustee of the College Retirement Equities Fund (“CREF”), a series of the TIAA-CREF Institutional Mutual Funds; Director of SCANA Corp.
*Mr. Sloan is an Interested Trustee because he is a principal owner and officer of NCM Capital Advisers, Inc., the investment adviser of the Fund.
OFFICERS
Victoria A. Treadwell** (age 54) 2634 Durham-Chapel Hill Blvd Suite 206 Durham, NC 27707	Secretary and Chief Compliance Officer	Since 4/2007	President, NCM Capital Advisers, Inc. since 2003; President, NCM Capital Management Group, Inc. since 1997.	n/a	n/a
Michael L. Lawrence (age 40) 2634 Durham-Chapel Hill Blvd Suite 206 Durham, NC 27707	Treasurer and Principal Financial Officer	Since 4/2007	CFO and COO, NCM Capital Advisers, Inc. since 2003; CFO and COO, NCM Capital Management Group, Inc. since 2003.	n/a	n/a
**Mr. Sloan and Ms. Treadwell are husband and wife.

Additional information about the Trustees and executive officers of the Trust is available in the Statement of Additional Information (“SAI”).  To obtain a free copy of the SAI, please call 1-866-515-4626.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR.  During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.  The name of the audit committee financial expert is Genevia Gee Fulbright.  Ms. Fulbright is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)
Audit Fees.  The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $13,500 and $13,500 with respect to the registrant’s fiscal years ended February 28, 2011 and 2010, respectively.

(b)
Audit-Related Fees.  No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)
Tax Fees.  The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $2,000 and $2,000 with respect to the registrant’s fiscal years ended February 28, 2011 and 2010, respectively.  The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns and assistance with distribution calculations.

(d)
All Other Fees.  No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)
With respect to the fiscal years ended February 28, 2011 and 2010, aggregate non-audit fees of $2,000 and $2,000, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant.  No non-audit fees were billed in either of the last two fiscal years by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)
The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   NCM Capital Investment Trust

By (Signature and Title)*		/s/ Maceo K. Sloan
Maceo K. Sloan, President

Date	May 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Maceo K. Sloan
Maceo K. Sloan, President

Date	May 3, 2011

By (Signature and Title)*		/s/ Michael L. Lawrence
Michael L. Lawrence, Treasurer

Date	May 3, 2011

* Print the name and title of each signing officer under his or her signature.